ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2016
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued Liabilities And Other Liabilities Current [Text Block]
7.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2015	2016
	$	$

Accrued payroll and employee benefits	1,959	2,185
Deposits received from customers	17	26
Accrued audit fee	270	252
Others	183	326
	2,429	2,789